Unaudited Condensed Financial Information Of The Parent Company (Tables)	12 Months Ended
Dec. 31, 2023
Unaudited Condensed Financial Information Of The Parent Company [Abstract]
Schedule of Condensed Balance Sheets	Investment in subsidiaries, VIE and VIE’s subsidiaries, on the Condensed Balance Sheets, is comprised of the parent company’s net investment in its subsidiaries, VIE and VIE’s subsidiaries under the equity method of accounting.
As of December 31,
2023
Cash and cash equivalents	$13,232
Amounts due from related parties, current	7,003,834
Prepaid expenses and other current assets	153,489
Total current assets	7,170,555
Long-term investment	-
Investment in subsidiaries, VIE and VIE’s subsidiaries	(24,731,181)
Other non-current assets	613,962
TOTAL ASSETS	$(16,946,664)

Amounts due to related parties, current portion	$-
Accrued liabilities and other current liabilities	828,417
Total current liabilities	828,417
Amounts due to related parties, non-current portion	10,987,079
TOTAL LIABILITIES	$11,815,496

Ordinary shares*(no par value; 100,000,000 Class A Ordinary Shares authorized as of December 31, 2022 and 2023, respectively; 30,000,000 and 33,048,914 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	$-
Additional paid-in capital	89,680,745
Accumulated deficit	(115,406,104)
Accumulated other comprehensive loss	(3,036,801)
Total shareholders’ deficit	(28,762,160)
TOTAL LIABILITIES AND SHAREHOLDERS’DEFICIT	(16,946,664)

*	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.

Schedule of Statements of Comprehensive Loss	Unaudited Condensed Statements of Comprehensive Loss
From January 4,
2023 to December 31,
2023
General and administrative expenses	$(4,304,035)
Interest expenses	(58,861)
Loss from operations	(4,362,896)
Loss of subsidiaries, VIE and VIE’s subsidiaries	(24,592,787)
Income tax expense	-
Net loss	$(28,955,683)
Other comprehensive loss:
Foreign currency translation income, net of nil income taxes	420,843
Total comprehensive loss	$(28,534,840)

Schedule of Statements of Cash Flows	Unaudited Condensed Statements of Cash Flows
From January 4,
2023 to December 31,
2023
Net cash used in operating activities	$(4,781,615)
Net cash used in investing activities	-
Net cash provided by financing activities	4,794,847
Net increase in cash and cash equivalents	13,232
Cash and cash equivalents, at beginning of period	-
Cash and cash equivalents, at end of year	$13,232